Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment reporting
Schedule of segment reporting
	Year ended December, 31
	2023	2024	2025
Net Revenue	16,496,572	15,640,631	13,228,351
Voyage expenses	(253,264)	(1,010,520)	(814,615)
Vessel operating expenses	(6,492,939)	(6,351,471)	(4,683,815)
Dry-docking expenses	(888,266)	(2,616,834)	(586,176)
Related party management fees	(927,573)	(971,346)	(880,359)
General and administrative expenses	(780,439)	(817,098)	(1,497,535)
Interest and other financing costs	(224,874)	(65,989)	(137,787)
Other segment items (1)	803,277	(34,130)	10,130,362
Total	7,732,494	3,773,243	14,758,426